Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Total cost of intangible assets	$ 1,125,000
Amortization of estimated useful lives	5 years
Amortization expense	$ 210,000	$ 156,250
Accumulated amortization on intangible assets	$ 366,250	$ 156,250